DEBT FACILITIES	12 Months Ended
Mar. 31, 2026
Debt and Financing Obligations [Abstract]
DEBT FACILITIES	DEBT FACILITIES
Long-term debt, net of transaction costs is as follows:

			Repayment		2026		2025
Notional amount			period	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	778.0	2026-2034	$102.0	$978.7	$20.0	$1,114.7
Canadian dollar, Series 1, fixed rate - 5.54%		$400.0	2028	—	398.7	—	398.1
Canadian dollar, fixed rate - 4.15%		$5.7	2027	2.9	2.8	2.9	5.7
Term loans
U.S. dollar, variable rate	US$	47.7	2026-2027	4.1	61.9	178.7	288.3
Canadian dollar, variable rate		$285.9	2026-2028	5.6	280.4	5.6	12.6
Other				—	—	33.5	—
Lease liabilities
U.S. dollar			2026-2071	42.3	433.3	92.0	432.0
Other			2026-2054	25.9	260.7	29.1	239.0
R&D obligations
Canadian dollar			2026-2048	69.2	565.7	37.2	581.0
Revolving credit facilities
U.S. dollar, variable rate				—	—	—	—
Canadian dollar, variable rate				—	—	—	—
Total long-term debt				$252.0	$2,982.2	$399.0	$3,071.4
Revolving credit facility
In June 2025, the Company extended the maturity date of its US$1.0 billion unsecured revolving credit facility by two years, until June 2030.

Term loans
In May 2025, the Company prepaid a US$125.0 million unsecured term loan due in July 2025.

In June 2025, the Company extended the maturity date of a US$200.0 million syndicated term loan, bearing interest at a variable rate, until June 2027. In February 2026, the Company converted this loan to a Canadian dollar loan valued at $273.3 million, with no changes to the maturity date.

In June 2025, the Company entered into an unsecured term loan agreement amounting to US$50.0 million maturing in June 2027, bearing interest at a variable rate.

Information on the change in long-term debt for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facility	Total
Net book value as at March 31, 2024	$1,678.3	$239.9	$551.9	$574.2	$30.0	$3,074.3
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	(45.0)	(45.0)
Proceeds from long-term debt	—	285.8	—	45.7	—	331.5
Repayment of long-term debt	(216.1)	(72.6)	—	(32.6)	—	(321.3)
Repayment of lease liabilities	—	—	(59.9)	—	—	(59.9)
Total changes from financing cash flows	$(216.1)	$213.2	$(59.9)	$13.1	$(45.0)	$(94.7)
Non-cash changes
Business combinations (Note 2)	—	48.5	110.0	—	—	158.5
Foreign currency exchange differences	78.1	16.3	36.7	—	15.0	146.1
Additions and remeasurements of lease liabilities	—	—	153.4	—	—	153.4
Accretion	—	—	—	32.5	—	32.5
Other	1.1	0.8	—	(1.6)	—	0.3
Total non-cash changes	$79.2	$65.6	$300.1	$30.9	$15.0	$490.8
Net book value as at March 31, 2025	$1,541.4	$518.7	$792.1	$618.2	$—	$3,470.4
Changes from financing cash flows
Net repayment from borrowing under
revolving credit facilities	—	—	—	—	—	—
Proceeds from long-term debt	—	68.4	—	21.1	—	89.5
Repayment of long-term debt	(22.1)	(217.9)	—	(38.9)	—	(278.9)
Repayment of lease liabilities	—	—	(61.1)	—	—	(61.1)
Total changes from financing cash flows	$(22.1)	$(149.5)	$(61.1)	$(17.8)	$—	$(250.5)
Non-cash changes
Foreign currency exchange differences	(35.1)	(17.2)	(5.8)	—	—	(58.1)
Additions and remeasurements of lease liabilities	—	—	37.4	—	—	37.4
Accretion	—	—	—	34.1	—	34.1
Other	0.9	—	(0.4)	0.4	—	0.9
Total non-cash changes	$(34.2)	$(17.2)	$31.2	$34.5	$—	$14.3
Net book value as at March 31, 2026	$1,485.1	$352.0	$762.2	$634.9	$—	$3,234.2
As at March 31, 2026, the Company has no remaining R&D obligations in the drawdown phase, and the funding received to date on these loans will be repaid between calendar 2026 and 2048. These loan agreements with government entities include certain eligibility criteria, performance conditions, ongoing compliance obligations, commitments and events of default whereby suspension of funding, repayment obligations, accelerated repayment and/or termination of the agreements may result if the Company fails to meet these conditions and commitments throughout the repayment period and if no mutual agreement is found following the mandatory resolution processes.

The Company's unsecured senior notes, term loans and revolving credit facility include standard events of default and various covenant provisions, including financial covenants, whereby accelerated repayment and/or termination of the agreements may result if the Company were to default on payment or violate certain covenants. The Company is required to maintain compliance with these covenants at all times. As at March 31, 2026, the Company is in compliance with all of its financial covenants, as amended from time to time.